Administrative Expenses - Summary of Administrative Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Administrative Expenses [line items]
Maintenance, conservation and repair expenses	$ 3,317,353	$ 3,426,740	$ 3,525,873
Taxes	2,928,553	2,799,149	3,114,614
Armored truck, documentation and events	2,900,775	3,085,192	3,482,216
Security services	2,039,237	2,135,251	2,433,270
Electricity and communications	2,032,559	2,307,975	2,436,913
Other fees	1,703,123	1,340,859	2,079,772
Software	1,593,483	1,611,687	1,678,900
Advertising and publicity	872,629	651,902	971,916
Fees to directors and syndics	781,557	2,450,162	4,256,995
Insurance	271,659	257,538	249,627
Representation, travel and transportation expenses	241,322	193,655	406,821
Stationery and office supplies	126,078	137,824	210,031
Leases	116,677	137,185	462,921
Hired administrative services	124,743	142,769	175,921
Other	1,042,169	1,268,827	818,845
Total	$ 20,091,917	$ 21,946,715	$ 26,304,635